Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2021
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements

4. Use of estimates and critical accounting judgments

The preparation of financial statements requires use of management judgment in selecting and applying accounting policies as well as making estimates and assumptions about the future. These judgments, estimates and assumptions may have a significant effect on the amounts recognized in the financial statements.

The estimates and assumptions used in determining the carrying amounts of assets and liabilities are based on historical experience, expected outcomes and various other factors that were available when these consolidated financial statements were prepared, and they are believed to be reasonable under the circumstances. The estimates and assumptions are reviewed continually and revised if changes in circumstances occur, or as a result of new information or more experience. As estimates and assumptions inherently contain a varying degree of uncertainty, actual outcomes may differ resulting in adjustments to the carrying amounts of assets and liabilities in the subsequent periods.

The accounting matters presented in this note are determined to involve the most difficult, subjective or complex judgments, or are considered as key sources of estimation uncertainty.

Pension and other post-employment benefit obligations and expenses

Key source of estimation uncertainty

The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow. Based on these estimates and assumptions, as of 31 December 2021, defined benefit obligations amount to EUR 22 704 million (EUR 23 501 million in 2020) and the fair value of plan assets amounts to EUR 27 128 million (EUR 25 688 million in 2020).

Critical accounting judgment

Where a surplus on a defined benefit scheme arises, Nokia analyzes the recoverability of the surplus through either a refund or through reduction of future contributions in determining whether it is necessary to restrict the amount of the surplus that is recognized. Nokia has two plans in the US, one plan in the UK and one in Belgium with material surplus positions with a combined surplus of EUR 7 718 million as of 31 December 2021 (EUR 6 147 million in 2020). In 2021, Nokia modified the terms of all pension plans in the US after which it has made the judgment that all plans with material surplus positions meet the requirements of recoverability. The remaining pension plans for which Nokia has determined that the surplus assets are not recoverable are considered to be not material. The resulting asset ceiling limitation is recorded at EUR 92 million as of 31 December 2021 (EUR 1 195 million in 2020).

Refer to Note 25, Pensions and other post-employment benefits.

Income taxes

Critical accounting judgment

Nokia uses judgment in determining the extent to which deferred tax assets can be recognized. The recognition of deferred tax assets is based on the assessment of whether it is probable that sufficient taxable profit will be available in the future to utilize the deductible temporary differences, unused tax losses and unused tax credits before the unused tax losses and unused tax credits expire. This assessment requires estimates of the future financial performance of a particular legal entity or a tax group that has recognized the deferred tax asset.

As of 31 December 2021, Nokia has EUR 33 222 million (EUR 33 620 million in 2020) of temporary differences, tax losses carry forward and tax credits for which no deferred tax assets are recognized due to uncertainty of utilization. The majority of these unrecognized deferred tax assets relate to France and Finland. As it relates to Finland, in 2020 Nokia derecognized EUR 2 918 million of deferred tax assets based on the assessment that was done primarily based on the historical performance. At 31 December 2021, Nokia continues to conclude that it is not probable that it will be able to utilize the deferred tax assets in Finland in the foreseeable future. This conclusion is based on the weighting of objective negative evidence against more subjective positive evidence. The primary factors in this weighting were the more objective record of a pattern of financial performance compared to the more inherently subjective expectations regarding future financial performance in Finland.

Nokia continues to assess the realizability of deferred tax assets including in particular its actual profit record and may re-recognize deferred tax assets related to Finland where a clear pattern of tax profitability can be established.

Refer to Note 11, Income taxes, for further information on income taxes.